Goodwill - Schedule of Calculation of Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Calculation of Goodwill [Abstract]
Consideration transferred		€ 14,626
QIND net assets acquired	1,635
Net assets excluding existing goodwill	(6,509)
NCI Portion of net assets (liabilities)	(2,145)
HTOO Portion of net assets (liabilities)	(4,364)	(4,364)
Allocation of purchase price to goodwill & other intangibles		€ 18,990